RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Due to Related Parties	$ 69,935,059	$ 874,331
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	19,077,760	16,720,671
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	955,628	917,288
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	18,122,132	15,803,383
Due to Related Parties	$ 69,935,059	$ 874,331